Supplemental Cash Flows Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information

Note 14: - Supplemental Cash Flows Information (thousands)

	2012	2011	2010
Cash paid for interest	$349	$443	$469
Cash paid for income taxes	$2,727	$527	$543
Non cash items:
Issuance of promissory note as a part of business combination	$69,771	$-	$-
Increase in accrued expenses and APIC through business combination	$1,662	$-	$-
Increase in APIC for transaction costs	$2,490	$-	$-
Warrants recorded as a liability as part of business combination	$15,150	$-	$-
Reclassification of warrant liability to equity	$1,568	$-	$-
Increase in fixed assets through accounts payable	$1,516	$100	$-